Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Vessels (Note 8)	$ 2,967,787	$ 2,865,308
Assets under construction (Note 8)	181,293	207,069
Right-of-use assets (Note 8)	29,001	52,955
Other tangible assets (Note 8)	1,218	1,759
Intangible assets	186	161
Receivables (Note 10)	55,639	55,054
Investments in equity accounted investees (Note 25)	72,446	51,703
Deferred tax assets (Note 9)	1,546	1,357
Total non-current assets	3,309,116	3,235,366
Current assets
Bunker inventory (Note 11)	69,035	75,780
Trade and other receivables (Note 12)	237,745	214,479
Current tax assets	99	136
Cash and cash equivalents (Note 13)	152,528	161,478
Total current assets	459,407	451,873
TOTAL ASSETS	3,768,523	3,687,239
Equity
Share capital (Note 14)	239,148	239,148
Share premium (Note 14)	1,702,549	1,702,549
Translation reserve	453	935
Hedging reserve (Note 14)	2,396	(7,456)
Treasury shares (Note 14)	(164,104)	(164,104)
Retained earnings	180,140	540,714
Equity attributable to owners of the Company	1,960,582	2,311,786
Non-current liabilities
Bank loans (Note 16)	1,175,835	836,318
Other notes (Note 16)	196,895	198,279
Other borrowings (Note 16)	86,198	100,056
Lease liabilities (Note 16)	16,759	21,172
Other payables (Note 18)	3,490	6,893
Employee benefits (Note 17)	6,839	7,987
Provisions (Note 21)	892	1,154
Total non-current liabilities	1,486,908	1,171,859
Current liabilities
Trade and other payables (Note 18)	83,912	85,150
Current tax liabilities	366	629
Bank loans (Note 16)	29,313	20,542
Other notes (Note 16)	67,025	0
Other borrowings (Note 16)	117,863	51,297
Lease liabilities (Note 16)	22,292	45,749
Provisions (Note 21)	262	227
Total current liabilities	321,033	203,594
TOTAL EQUITY and LIABILITIES	$ 3,768,523	$ 3,687,239